Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Jan. 21, 2025	Mar. 31, 2024	Sep. 19, 2023	Jul. 25, 2023	Jun. 06, 2023	Mar. 31, 2023	Dec. 14, 2022	Mar. 31, 2022	Mar. 31, 2021	Jan. 12, 2021	Jul. 14, 2020	Jun. 09, 2020	Mar. 31, 2020	Feb. 25, 2020	Dec. 18, 2019	Sep. 17, 2019	Mar. 31, 2019	Oct. 09, 2018	May 30, 2018	Mar. 31, 2018	Feb. 06, 2018	Nov. 03, 2017	Nov. 02, 2017	Aug. 31, 2017	Apr. 26, 2017	Mar. 31, 2017	Oct. 03, 2016	Sep. 20, 2016	Jun. 01, 2016	Apr. 13, 2016	Mar. 31, 2016	Nov. 30, 2015	Mar. 31, 2015
Franklin Emerging Market Core Dividend Tilt Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Emerging Market Core Dividend Tilt Index ETF (NAV)
Account Value		$ 15,008				$ 13,546				$ 12,051		$ 13,444	$ 14,035				$ 9,844				$ 12,391			$ 13,397						$ 11,455			$ 10,000
Franklin International Core Dividend Tilt Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin International Core Dividend Tilt Index ETF (NAV)
Account Value		$ 20,555				19,532				16,907		15,866	14,277				11,194				12,052			11,192						10,830			10,000
Franklin International Dividend Multiplier Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin International Dividend Multiplier Index ETF (NAV)
Account Value		$ 10,957	$ 10,556	$ 10,177	$ 10,000
Franklin U.S. Core Dividend Tilt Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin U.S. Core Dividend Tilt Index ETF (NAV)
Account Value		$ 22,313				20,167				15,790		17,180	15,320				10,407				12,150			11,738						10,979			10,000
Franklin U.S. Dividend Multiplier Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin U.S. Dividend Multiplier Index ETF (NAV)
Account Value		$ 9,728	9,937	9,828	10,000
Franklin U.S. Large Cap Multifactor Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin U.S. Large Cap Multifactor Index ETF (NAV)
Account Value		$ 25,558				23,831				18,237		19,357	16,952				11,437				12,747			11,384					$ 10,000
Franklin U.S. Mid Cap Multifactor Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin U.S. Mid Cap Multifactor Index ETF (NAV)
Account Value		$ 23,072				22,978				18,376		18,784	16,894				10,196				12,211			11,009					10,000
Franklin U.S. Small Cap Multifactor Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin U.S. Small Cap Multifactor Index ETF (NAV)
Account Value		$ 17,265				17,532				14,539		15,178	15,175				8,396				11,170			10,634					10,000
Franklin Disruptive Commerce ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Disruptive Commerce ETF (NAV)
Account Value		$ 13,818				13,014				9,693		12,482	19,684				8,528	$ 10,000
Franklin Dynamic Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Dynamic Municipal Bond ETF (NAV)
Account Value		$ 12,076				11,616				10,920		11,010	11,434				10,505				10,339			9,847				$ 10,000
Franklin Exponential Data ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Exponential Data ETF (NAV)
Account Value		$ 8,975				9,084				6,744		9,112	9,336	$ 10,000
Franklin Focused Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Focused Growth ETF (NAV)
Account Value		$ 37,902				36,827				24,993		29,694	29,618				17,797				17,152			14,974						11,682				$ 10,000
Franklin Genomic Advancements ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Genomic Advancements ETF (NAV)
Account Value		$ 10,828				13,152				12,205		14,854	17,325				9,032	10,000
Franklin High Yield Corporate ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin High Yield Corporate ETF (NAV)
Account Value		$ 14,427				13,463				12,007		12,337	12,422				10,158				10,707		$ 10,000
Franklin Income Equity Focus ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Income Equity Focus ETF (NAV)
Account Value		$ 26,635				24,816				21,024		21,502	18,865				13,145				14,094			12,257						10,840		$ 10,000
Franklin Income Focus ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Income Focus ETF (NAV)
Account Value		$ 11,691				10,840			$ 10,000
Franklin Intelligent Machines ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Intelligent Machines ETF (NAV)
Account Value		$ 22,731				23,384				17,697		18,555	17,298				8,268	10,000
Franklin International Aggregate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin International Aggregate Bond ETF (NAV)
Account Value		$ 10,587				10,288				9,889		10,130	10,481				10,405				10,000		10,000
Franklin Investment Grade Corporate ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Investment Grade Corporate ETF (NAV)
Account Value		$ 11,681				11,140				10,698		11,437	11,951				10,921				10,498			10,051						9,817	$ 10,000
Franklin Municipal Green Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Municipal Green Bond ETF (NAV)
Account Value		$ 11,488				11,324				10,856		11,042	11,677				11,104				10,483			9,855				10,000
Franklin Senior Loan ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Senior Loan ETF (NAV)
Account Value		$ 13,752				12,972				11,603		11,317	11,013				9,842				10,244		10,000
Franklin Systematic Style Premia ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Systematic Style Premia ETF (NAV)
Account Value		$ 11,251				10,833				9,604		9,313	8,460				9,266		$ 10,000
Franklin U.S. Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin U.S. Core Bond ETF (NAV)
Account Value		$ 10,185				9,701				9,539		10,029	10,526				10,313			$ 10,000
Franklin U.S. Treasury Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin U.S. Treasury Bond ETF (NAV)
Account Value		$ 9,384				8,973				8,972		9,340	9,664			$ 10,000
Franklin Ultra Short Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin Ultra Short Bond ETF (NAV)
Account Value		$ 11,452				10,866				10,212		10,012	10,091		$ 10,000
Franklin FTSE Asia Ex Japan ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Asia Ex Japan ETF (NAV)
Account Value		$ 11,694				10,560				10,150		11,167	12,886				8,148				9,461			9,979	$ 10,000
Franklin FTSE Australia ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Australia ETF (NAV)
Account Value		$ 14,508				14,842				13,248		14,704	12,906				7,515				10,187			9,795			$ 10,000
Franklin FTSE Brazil ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Brazil ETF (NAV)
Account Value		$ 10,710				11,925				9,344		11,617	9,443				6,431				11,028			11,486		$ 10,000
Franklin FTSE Canada ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Canada ETF (NAV)
Account Value		$ 17,827				16,255				14,030		16,094	13,197				8,295				10,024			9,594			10,000
Franklin FTSE China ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE China ETF (NAV)
Account Value		$ 9,883				7,095				8,626		9,145	13,376				9,246				9,798			10,417			10,000
Franklin FTSE Europe ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Europe ETF (NAV)
Account Value		$ 15,312				14,268				12,432		12,270	11,879				8,123				9,607			9,974			10,000
Franklin FTSE Eurozone ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Eurozone ETF (NAV)
Account Value		$ 17,856				16,625				14,596		13,575	12,482				9,116				10,205			9,539			10,000
Franklin FTSE Germany ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Germany ETF (NAV)
Account Value		$ 13,794				11,537				9,965		9,730	11,017				6,895				8,307			9,628			10,000
Franklin FTSE Hong Kong ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Hong Kong ETF (NAV)
Account Value		$ 9,167				7,975				9,842		10,402	12,152				8,610				10,886			10,370			10,000
Franklin FTSE India ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE India ETF (NAV)
Account Value		$ 16,839				16,424				12,266		13,883	11,994				6,859				9,938			9,587	10,000
Franklin FTSE Japan ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Japan ETF (NAV)
Account Value		$ 13,393				13,541				10,920		11,448	12,337				8,798				9,475			10,234			10,000
Franklin FTSE Japan Hedged ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Japan Hedged ETF (NAV)
Account Value		$ 21,060				20,531				13,830		12,788	12,545				8,721				9,445			9,623			10,000
Franklin FTSE Latin America ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Latin America ETF (NAV)
Account Value		$ 10,489				12,001				9,806		11,024	9,101				6,035				10,142	$ 10,000
Franklin FTSE Mexico ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Mexico ETF (NAV)
Account Value		$ 12,414				16,215				13,665		12,294	9,580				6,104				9,129			10,063		10,000
Franklin FTSE Saudi Arabia ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Saudi Arabia ETF (NAV)
Account Value		$ 16,802				17,434				14,941		18,010	12,958				8,408				11,287	10,000
Franklin FTSE South Korea ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE South Korea ETF (NAV)
Account Value		$ 8,575				10,395				9,161		10,778	13,008				6,756				8,470			10,183			10,000
Franklin FTSE Switzerland ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Switzerland ETF (NAV)
Account Value		$ 17,531				15,905				14,746		15,726	13,768				10,795				10,410			9,809	10,000
Franklin FTSE Taiwan ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Taiwan ETF (NAV)
Account Value		$ 19,639				19,840				16,279		18,617	17,123				9,442				9,763			10,227			10,000
Franklin FTSE United Kingdom ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin FTSE United Kingdom ETF (NAV)
Account Value		$ 14,994				13,146				11,718		11,802	10,702				7,858				10,128			10,180			10,000
BrandywineGLOBAL-Dynamic US Large Cap Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name		BrandywineGLOBAL-Dynamic US Large Cap Value ETF (NAV)
Account Value		$ 23,425				23,052				19,150		20,066	18,511				10,897				12,969			12,342						10,674					$ 9,497		$ 10,000
BrandywineGLOBAL - U.S. Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		BrandywineGLOBAL - U.S. Fixed Income ETF (NAV)
Account Value		$ 10,528				10,001		$ 10,000
ClearBridge Sustainable Infrastructure ETF
Account Value [Line Items]
Line Graph and Table Measure Name		ClearBridge Sustainable Infrastructure ETF (NAV)
Account Value		$ 10,121				9,782				10,088	$ 10,000
Western Asset Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Western Asset Bond ETF (NAV)
Account Value		$ 11,032				10,529	$ 10,000
Martin Currie Sustainable International Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Martin Currie Sustainable International Equity ETF (NAV)
Account Value		$ 15,312				18,214				16,643		17,867	18,766				12,578				12,636			12,147						10,601					9,800	$ 10,000
Franklin U.S. Equity Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Franklin U.S. Equity Index ETF (NAV)
Account Value		$ 23,964				22,169				17,009		18,615	17,078				11,815				13,205			12,517						10,995			10,000
Franklin FTSE Russia ETF
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Franklin FTSE Russia ETF (NAV)†
Account Value		$ 0				0				0		0	13,214				8,678				10,079			10,142	10,000
Morningstar Emerging Markets Target Market Exposure Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Target Market Exposure Index-NR
Account Value		$ 17,551				16,421				15,064		16,755	18,528				11,628				14,176			15,036						12,199			10,000
Morningstar Developed Markets ex-North America Target Market Exposure Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets ex-North America Target Market Exposure Index-NR
Account Value		$ 18,158				17,341				14,977		15,224	15,066				10,377				12,111			12,569						10,936			10,000
Morningstar US Target Market Exposure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Target Market Exposure Index
Account Value		$ 31,150				28,806				22,102		24,162	21,209				13,340				14,367			13,127						11,488			10,000
Russell 3000 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 25,934				24,188				18,708		20,464	18,284				11,249				12,379			11,381					10,000
Russell 3000 Index_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 25,934				24,188				18,708		20,464	18,284				11,249				12,379			11,381					10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 25,934				24,188				18,708		20,464	18,284				11,249				12,379			11,381					10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 18,256				17,026				13,169		14,405	12,870				7,919	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 11,443				11,305				10,963		10,934	11,446				10,848				10,446			9,913				10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 15,085				14,069				10,882		11,903	10,635	$ 10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 30,620				28,558				22,088		24,161	21,587				13,282				14,616			13,438						11,807				10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 18,256				17,026				13,169		14,405	12,870				7,919	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,241				10,718				10,539		11,069	11,548				11,467				10,526		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 28,623				26,696				20,647		22,585	20,179				12,416				13,662			12,561						11,037		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 13,663				12,743			10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 18,256				17,026				13,169		14,405	12,870				7,919	$ 10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 9,838				9,547				9,501		10,334	11,041				10,549				10,124		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,045				10,531				10,356		10,876	11,347				11,267				10,343			9,899						9,782	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 11,443				11,305				10,963		10,934	11,446				10,848				10,446			9,913				10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,241				10,718				10,539		11,069	11,548				11,467				10,526		10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 18,762				17,499				13,534		14,805	13,227				8,138		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 10,076				9,607				9,447		9,922	10,351				10,278			$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 9,587				9,141				8,989		9,440	9,849			10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 9,527				9,084				8,932		9,381	9,788		10,000
FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR
Account Value		$ 11,219				10,116				9,603		10,563	12,112				7,616				8,842			9,347	10,000
FTSE Australia Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Australia Index-NR
Account Value		$ 14,656				14,991				13,371		14,834	13,020				7,587				10,286			9,896			10,000
FTSE Brazil Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Brazil Index-NR
Account Value		$ 10,706				11,880				9,272		11,476	9,307				6,328				10,824			11,316		10,000
FTSE Canada Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Canada Index-NR
Account Value		$ 17,619				16,097				13,924		16,014	13,149				8,295				10,048			9,636			10,000
FTSE China Index-NR_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE China Index-NR
Account Value		$ 10,086				7,236				8,767		9,297	13,578				9,357				9,893			10,555			10,000
FTSE Developed Europe Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Developed Europe Index-NR
Account Value		$ 15,078				14,065				12,282		12,198	11,832				8,106				9,605			9,988			10,000
FTSE Developed Eurozone Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Developed Eurozone Index-NR
Account Value		$ 17,821				16,620				14,574		13,600	12,525				9,158				10,268			9,596			10,000
FTSE Germany Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Germany Index-NR
Account Value		$ 13,826				11,590				10,046		9,847	11,170				7,007				8,465			9,803			10,000
FTSE Hong Kong Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Hong Kong Index-NR
Account Value		$ 9,198				7,995				10,001		10,538	12,301				8,714				10,996			10,476			10,000
FTSE India Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE India Index-NR
Account Value		$ 17,748				17,179				12,152		13,853	11,708				6,480				9,449			9,031	10,000
FTSE Japan Index-NR (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Japan Index-NR (USD)
Account Value		$ 13,549				13,772				11,057		11,598	12,487				8,915				9,612			10,474			10,000
FTSE Japan Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Japan Index-NR
Account Value		$ 13,549				13,772				11,057		11,598	12,487				8,915				9,612			10,474			10,000
FTSE Latin America Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Latin America Index
Account Value		$ 11,688				13,285				10,757		11,980	9,843				6,499				10,873	10,000
FTSE Mexico Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Mexico Index-NR
Account Value		$ 12,248				16,119				13,620		12,360	9,716				6,114				9,025			9,994		10,000
FTSE All World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE All World Index-NR
Account Value		$ 17,573				16,379				13,314		14,375	13,416				8,677				9,777	10,000
FTSE South Korea Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE South Korea Index-NR
Account Value		$ 8,739				10,994				9,543		11,219	13,599				7,073				8,542			10,226			10,000
FTSE Switzerland Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Switzerland Index-NR
Account Value		$ 15,783				14,292				13,408		14,374	12,609				10,154				9,813			9,178	10,000
FTSE Taiwan Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Taiwan Index-NR
Account Value		$ 23,270				22,533				17,661		20,282	18,915				9,866				9,822			10,322			10,000
FTSE UK Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE UK Index-NR
Account Value		$ 14,968				13,104				11,668		11,742	10,643				7,814				10,065			10,099			10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 30,515				28,460				22,012		24,078	21,513				13,236				14,566			13,392						11,766					9,966		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 10,757				10,256		$ 10,000
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Account Value		$ 13,610				12,702				10,308	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 10,834				10,330	$ 10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index-NR
Account Value		$ 17,496				16,492				14,561		15,339	15,570				10,421				12,343			12,886						11,059					9,775	$ 10,000
Morningstar US Target Market Exposure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Target Market Exposure Index
Account Value		$ 31,150				28,806				22,102		24,162	21,209				13,340				14,367			13,127						11,488			10,000
FTSE Russia Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	FTSE Russia Capped Index-NR††
Account Value		$ 0				0				7,043		8,731	12,705				8,343				9,689			9,756	10,000
VettaFi U.S. Equity Large-Cap 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity Large-Cap 500 Index
Account Value		$ 9,266	9,841	9,995	10,000
Linked Morningstar Emerging Markets Target Market Exposure Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Linked Morningstar Emerging Markets Target Market Exposure Index-NR
Account Value		$ 16,898				15,809				14,503		16,187	18,263				11,530				14,008			15,129						12,110			10,000
Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR
Account Value		$ 15,815				14,207				12,584		13,976	14,470				10,099				12,670			13,608						11,550			10,000
Morningstar Emerging Markets Dividend Enhanced Select Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Dividend Enhanced Select Index-NR
Account Value		$ 18,006				16,212				14,327		15,772	16,432				10,960				14,115			14,970						12,458			10,000
Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR
Account Value		$ 22,286				21,284				18,383		17,177	16,041				11,646				12,980			12,333						11,519			10,000
Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR
Account Value		$ 17,253				16,422				14,228		14,396	13,922				9,762				11,750			12,200						10,961			10,000
Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR
Account Value		$ 20,922				19,900				17,253		16,152	14,489				11,327				12,149			11,219						10,821			10,000
Linked Morningstar US Target Market Exposure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Linked Morningstar US Target Market Exposure Index
Account Value		$ 25,263				23,361				17,925		19,749	18,451				11,895				13,381			13,075						11,354			10,000
Linked Morningstar US Dividend Enhanced Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Linked Morningstar US Dividend Enhanced Select Index
Account Value		$ 22,337				20,176				15,787		17,155	15,298				10,400				12,148			11,733						10,987			10,000
Morningstar US Dividend Enhanced Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar US Dividend Enhanced Select Index
Account Value		$ 29,715				26,840				21,001		22,829	19,602				12,553				13,999			12,788						11,526			10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value		$ 26,734				24,795				19,093		20,842	18,400				11,458				12,458			11,398					10,000
LibertyQ U.S. Large Cap Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		LibertyQ U.S. Large Cap Equity Index
Account Value		$ 26,215				24,406				18,651		19,772	17,295				11,652				12,964			11,548					10,000
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Account Value		$ 20,744				20,220				16,527		18,118	16,945				9,759				11,946			11,220					10,000
LibertyQ U.S. Mid Cap Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		LibertyQ U.S. Mid Cap Equity Index
Account Value		$ 23,899				23,735				18,922		19,296	17,308				10,414				12,443			11,185					10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Account Value		$ 16,170				16,845				14,071		15,919	16,896				8,672				11,409			11,179					10,000
LibertyQ U.S. Small Cap Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		LibertyQ U.S. Small Cap Equity Index
Account Value		$ 18,288				18,504				15,287		15,918	15,871				8,747				11,609			11,023					$ 10,000
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1-15 Year Index
Account Value		$ 11,415				11,238				10,951		10,778	11,251				10,724				10,381			9,878				$ 10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Account Value		$ 39,880				37,007				26,624		29,882	25,989				15,969				15,825			14,036						11,576				$ 10,000
ICE BofA U.S. High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Constrained Index
Account Value		$ 13,785				12,812				11,536		11,964	11,999				9,738				10,523		10,000
MSCI USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[3]	MSCI USA High Dividend Yield Index†
Account Value		$ 21,863				20,256				17,409		17,945	16,104				11,567				13,275			12,019						10,846		10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 29,998				27,712				21,336		23,123	19,995				12,788				13,748			12,555						11,014		10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value		$ 29,454				27,318				21,035		22,962	20,272				12,624				13,726			12,558						11,017		$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 10,718				10,220			10,000
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[4]	Blended Benchmark†
Account Value		$ 12,182				11,376			10,000
Blended 50% S&P 500 Index + 50% Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6]	Blended 50% S&P 500 Index + 50% Bloomberg U.S. Aggregate Index††,†††
Account Value		$ 12,191				11,425			$ 10,000
Bloomberg Global Aggregate ex-USD Index Hedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD Index Hedged USD
Account Value		$ 11,553				11,088				10,469		10,822	11,222				11,061				10,534		10,000
Bloomberg U.S. Corporate - Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate - Investment Grade Index
Account Value		$ 11,993				11,433				10,948		11,591	12,099				11,127				10,600			10,101						9,836	$ 10,000
Morningstar LSTA U.S. Leveraged Loan 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value		$ 14,142				13,209				11,777		11,479	11,221				9,734				10,262		$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 10,105				9,635				9,474		9,950	10,381				10,308		10,000
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index
Account Value		$ 11,426				10,885				10,343		10,090	10,084				10,072		$ 10,000
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Index
Account Value		$ 9,158				8,762				8,758		9,171	9,521			$ 10,000
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index
Account Value		$ 11,342				10,805				10,267		10,016	10,009		$ 10,000
FTSE Asia ex Japan Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Asia ex Japan Capped Index-NR
Account Value		$ 11,247				10,112				9,627		10,589	12,142				7,637				8,867			9,333	10,000
FTSE Australia Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Australia Capped Index-NR
Account Value		$ 14,656				14,991				13,371		14,834	13,020				7,587				10,286			9,896			10,000
FTSE Brazil Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Brazil Capped Index-NR
Account Value		$ 10,765				11,946				9,324		11,541	9,359				6,364				10,887			11,316		10,000
FTSE Canada Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Canada Capped Index-NR
Account Value		$ 17,619				16,097				13,924		16,014	13,149				8,295				10,048			9,636			10,000
FTSE China Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE China Capped Index-NR
Account Value		$ 10,089				7,229				8,770		9,300	13,583				9,360				9,897			10,504			10,000
FTSE Developed Europe Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Developed Europe Capped Index-NR
Account Value		$ 15,078				14,065				12,282		12,198	11,832				8,106				9,605			9,988			10,000
Linked FTSE Developed Eurozone Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Linked FTSE Developed Eurozone Index-NR
Account Value		$ 17,821				16,620				14,574		13,600	12,525				9,158				10,268			9,596			10,000
FTSE Germany Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Germany Capped Index-NR
Account Value		$ 13,826				11,590				10,046		9,847	11,170				7,007				8,465			9,803			10,000
FTSE Hong Kong Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Hong Kong Capped Index-NR
Account Value		$ 9,280				8,073				9,966		10,531	12,297				8,696				10,996			10,476			10,000
FTSE India Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE India Capped Index-NR
Account Value		$ 17,745				17,177				12,151		13,851	11,708				6,480				9,449			9,031	10,000
FTSE Japan Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Japan Capped Index-NR
Account Value		$ 13,549				13,696				11,057		11,598	12,487				8,915				9,612			10,400			10,000
FTSE Japan Capped Hedged Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Japan Capped Hedged Index-NR
Account Value		$ 21,506				20,983				14,160		13,066	12,807				8,909				9,630			9,813			10,000
FTSE Latin America Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Latin America Capped Index-NR
Account Value		$ 11,338				12,962				10,558		11,830	9,760				6,463				10,853	10,000
FTSE Mexico Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Mexico Capped Index-NR
Account Value		$ 12,345				16,214				13,629		12,252	9,549				6,078				9,093			10,022		$ 10,000
FTSE Saudi Arabia Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Saudi Arabia Capped Index-NR
Account Value		$ 17,218				17,793				15,186		18,272	13,105				8,465				11,328	$ 10,000
FTSE South Korea Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE South Korea Capped Index-NR
Account Value		$ 8,689				10,530				9,285		10,930	13,185				6,842				8,602			10,348			10,000
FTSE Switzerland Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Switzerland Capped Index-NR
Account Value		$ 15,944				14,531				13,517		14,467	12,700				10,015				9,717			9,185	$ 10,000
FTSE Taiwan Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Taiwan Capped Index-NR
Account Value		$ 19,833				19,987				16,379		18,693	17,142				9,469				9,788			10,222			10,000
FTSE UK Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE UK Capped Index-NR
Account Value		$ 14,968				13,104				11,668		11,742	10,643				7,814				10,065			10,099			$ 10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Account Value		$ 23,230				21,674				18,021		19,154	17,152				10,989				13,267			12,554						11,739					9,846		10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 32,482				30,006				23,103		25,038	21,650				13,847				14,886			13,595						11,926					$ 10,178		$ 10,000
FTSE Global Core Infrastructure 50/50 - Net Tax Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Global Core Infrastructure 50/50 - Net Tax Index
Account Value		$ 11,474				10,150				9,833	10,000
OECD G7 CPI + 5.5% [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		OECD G7 CPI + 5.5%
Account Value		$ 12,110				11,173				10,262	$ 10,000
Linked Morningstar US Target Market Exposure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Linked Morningstar US Target Market Exposure Index
Account Value		$ 24,005				$ 22,198				$ 17,032		$ 18,627	$ 17,082				$ 11,831				$ 13,216			$ 12,530						$ 10,996			$ 10,000
VettaFi Developed World ex United States Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi Developed World ex United States Index
Account Value		$ 10,325	10,383	10,209	10,000
VettaFi New Frontier International Dividend Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi New Frontier International Dividend Select Index
Account Value		$ 10,960	10,556	10,175	10,000
VettaFi New Frontier U.S. Dividend Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi New Frontier U.S. Dividend Select Index
Account Value		$ 9,728	$ 9,938	$ 9,830	$ 10,000

[1]
†	Total return information is based on unadjusted net asset value. During the 12-month period ended March 31, 2025, the Fund’s unrounded NAV per share decreased from $0.005946 as of March 31, 2024, to $0.005939 as of March 31, 2025. Certain adjustments were made to the net asset value of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total return of 1.65% has been disclosed in the Financial Highlights and differs from that which is reported here.

[2]
††	Effective February 28, 2024, the Underlying Index was discontinued by the index provider, FTSE Russell. The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices. The value of the Underlying Index, on the other hand, is based on securities’ last closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices). As disclosed in the latest prospectus dated August 1, 2024, the 5 Year and Since Inception Underlying Index returns were -2.06% and -3.71%, respectively as of December 31, 2023.

[3]
†	Effective May 31, 2024, the MSCI USA High Dividend Yield Index replaced the Russell 1000 Index as the Fund’s benchmark to better align with the Fund’s principal investment strategy.

[4]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index.

[5]
††	The Fund’s Blended Benchmark is comprised of 50% S&P 500 Index + 50% Bloomberg U.S. Aggregate Index.

[6]
†††	Effective January 1, 2025, the Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index replaced the Blended 50% S&P 500 Index + 50% Bloomberg US Aggregate Index. The Fund’s investment manager believes the new Blended Benchmark better reflects the investment universe of INCM and is a better measure for performance comparison purposes.